OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

December 20, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Quest for Value Funds on behalf of

Oppenheimer Global Allocation Fund

File Nos. 33-15489; 811-5225

Filing XBRL Data Related to Material Filed Under Rule 497

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), on behalf of Oppenheimer Quest for Value Funds (the “Registrant”) for the Oppenheimer Global Allocation Fund (“Fund”). This filing contains exhibits of interactive data related to certain updated risk/return summary information that was filed as a supplement to the Fund’s prospectus on December 16, 2016 (SEC Accession No. 0000728889-16-004346).

The Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards

Vice President & Senior Counsel

OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

212-323-0310

tedwards@ofiglobal.com

Sincerely,

/s/ Amy Shapiro
Amy Shapiro
Vice President & Assistant Counsel

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document